DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended
	Dec. 29, 2012 Office and Consumer Products	Dec. 31, 2011 Office and Consumer Products	Jan. 01, 2011 Office and Consumer Products	Dec. 31, 2011 Office and Consumer Products Pending divestiture	Jan. 29, 2013 OCP and DES businesses
Discontinued Operations
Cash sales price per agreement				$ 550.0	$ 500.0
Net sales from continuing operations	$ 86.0	$ 85.6	$ 78.6
Maximum period to provide transitional services					15 months
Maximum period of supply agreement					6 years